Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Expense From Investments [Line Items]
Dividends	€ 231	€ 205	€ 143
Net gain (loss) on disposals	22	163	(14)
Other net income (expense)	910	(33)	(183)
Other gain (loss) from investments	€ 1,163	€ 335	€ (54)